Income Taxes (Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliations of the statutory federal income tax rate to our effective tax
Federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	4.30%	3.00%	3.10%
Change in valuation allowance	(0.90%)	(0.40%)	(5.00%)
Non-deductible expenses	0.60%	0.90%	1.00%
Uncertain tax position taxes and interest	(1.50%)	(0.40%)	(1.80%)
Other, net	(0.20%)	0.00%	(1.50%)
Effective income tax rate	37.30%	38.10%	30.80%